LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
LOANS AND BORROWINGS
Schedule of borrowings

	As of December 31, 2016	As of December 31, 2017

Short-term borrowings	239,777	462,946
Current portion of long-term borrowings	388,701	327,538

Sub-total	628,478	790,484
Long-term borrowings, excluding current portion	1,509,676	3,459,765

Total loans and borrowings	2,138,154	4,250,249

Schedule of short-term borrowings
	As of December 31, 2016	As of December 31, 2017

Unsecured short-term loans and borrowings	—	230,000
Secured short-term loans and borrowings	239,777	232,946

	239,777	462,946

Schedule of assets to secure the short-term borrowings
	As of December 31, 2016	As of December 31, 2017

Accounts receivable	19,914	11,615

Schedule of long-term borrowings
	As of December 31, 2016	As of December 31, 2017

Unsecured long-term loans and borrowings	—	167,250
Secured long-term loans and borrowings	1,898,377	3,620,053

	1,898,377	3,787,303

Schedule of assets to secure the long-term borrowings
	As of December 31, 2016	As of December 31, 2017

Accounts receivable	67,433	124,428
Property and equipment, net	512,566	698,922
Prepaid land use rights, net	20,735	6,091

	600,734	829,441

Schedule of aggregate maturities of the long-term loans and borrowings
Twelve-months ending December 31 ,	Long-term borrowings
2018	327,538
2019	571,091
2020	839,502
2021	1,022,698
2022	715,457
Thereafter	311,017

3,787,303